Submission	Jun. 25, 2026
Submission [Line Items]
Central Index Key	0000059558
Registrant Name	LINCOLN NATIONAL CORP
Registration File Number	333-292076
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES